Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits

NOTE 11 – DEPOSITS

Time deposits at December 31, 2013 and 2012 included individual deposits of $100,000 and over amounting to $59,060,000 and $43,222,000, respectively.  Interest expense on time deposits of $100,000 or more amounted to $389,000 in 2013, $532,000 in 2012, and $601,000 in 2011.

At December 31, 2013, the scheduled maturities of time deposits were as follows (dollars in thousands):

2014	$72,679
2015	53,099
2016	35,541
2017	18,409
2018	15,786
Thereafter	6,588

Total	$202,102